Even Herd Long Short ETF
Schedule of Investments
June 30, 2026 (Unaudited)
COMMON STOCKS - 100.2%	Shares	Value
Banking - 7.7%
Bankwell Financial Group, Inc.	3,545	$208,269
Canadian Imperial Bank of Commerce	3,716	427,340
Citigroup, Inc.	1,954	273,482
Citizens Financial Group, Inc.	3,427	240,130
Credicorp Ltd.	518	201,802
Franklin Financial Services Corp.	7,460	466,996
Grupo Cibest SA, ADR	6,439	511,450
HSBC Holdings PLC, ADR	2,747	261,212
Mizuho Financial Group, Inc., ADR	28,144	269,620
NatWest Group PLC, ADR	11,030	194,459
Red River Bancshares, Inc.	4,323	394,603
Southern First Bancshares, Inc.(a)	8,405	513,546
Toronto-Dominion Bank	1,817	220,638
Western New England Bancorp, Inc.	13,627	194,866
Woori Financial Group, Inc.	5,428	311,567
		4,689,980

Consumer Discretionary Products - 1.8%
Dana, Inc.	4,972	135,288
Garrett Motion, Inc.	18,759	679,638
Tapestry, Inc.	1,865	272,999
		1,087,925

Consumer Discretionary Services - 2.5%
American Public Education, Inc.(a)	7,428	398,884
Laureate Education, Inc. - Class A(a)	5,964	216,612
Lincoln Educational Services Corp.(a)	13,199	658,630
Lindblad Expeditions Holdings, Inc.(a)	9,473	267,518
		1,541,644

Consumer Staple Products - 1.8%
Seaboard Corp.	41	183,038
Seneca Foods Corp. - Class A(a)	5,278	918,055
		1,101,093

Financial Services - 5.5%
Bank of New York Mellon Corp.	2,930	423,707
Cboe Global Markets, Inc.	3,398	824,593
EZCORP, Inc. - Class A(a)	22,819	788,853
Nayax Ltd.(a)	9,922	649,990
Oppenheimer Holdings, Inc.(a)	1,964	207,281
Sprott, Inc.	2,075	233,126
StoneX Group, Inc.(a)	1,585	187,822
		3,315,372

Health Care - 11.1%
Alpha Tau Medical Ltd.(a)	24,657	$310,185
Amneal Pharmaceuticals, Inc.(a)	13,357	231,210
Arrowhead Pharmaceuticals, Inc.(a)	3,062	249,584
Axogen, Inc.(a)	4,864	224,668
Belite Bio, Inc., ADR(a)	1,282	197,409
Brainsway Ltd., ADR(a)	14,795	229,470
Brookdale Senior Living, Inc.(a)	24,243	390,070
Cardinal Health, Inc.	3,421	812,693
Guardant Health, Inc.(a)	7,563	1,134,677
Indivior Pharmaceuticals, Inc.(a)	1,583	64,950
Insmed, Inc.(a)	1,216	129,650
Krystal Biotech, Inc.(a)	668	248,275
Liquidia Corp.(a)	3,924	312,860
Mirum Pharmaceuticals, Inc.(a)	2,216	259,427
National HealthCare Corp.	1,092	230,805
Pediatrix Medical Group, Inc.(a)	14,999	379,925
Phibro Animal Health Corp. - Class A	5,417	170,094
Protagonist Therapeutics, Inc.(a)	4,216	516,797
Royalty Pharma PLC - Class A	11,283	632,638
		6,725,387

Industrial Products - 9.0%
Allient, Inc.	2,720	279,970
Amphenol Corp.	1,186	209,116
Amprius Technologies, Inc.(a)	15,414	213,638
BWX Technologies, Inc.	791	153,968
Caterpillar, Inc.	280	298,172
CECO Environmental Corp.(a)	2,713	246,178
Douglas Dynamics Inc	4,072	219,684
Elbit Systems Ltd.	913	692,711
Espey Mfg. & Electronics Corp	4,154	279,772
Howmet Aerospace, Inc.	2,427	652,523
Mercury Systems, Inc.(a)	4,149	507,547
Mueller Industries, Inc.	4,511	554,537
RBC Bearings, Inc.(a)	348	224,133
Rocket Lab Corp.(a)	6,376	648,120
Xometry, Inc. - Class A(a)	2,557	246,802
		5,426,871

Industrial Services - 5.3%
C.H. Robinson Worldwide, Inc.	671	126,376
Comfort Systems USA, Inc.	208	412,245
EMCOR Group, Inc.	252	209,130
Euroseas Ltd.	8,294	550,473
Ituran Location and Control, Ltd.	4,162	253,924
KNOT Offshore Partners LP	49,308	492,094
NPK International, Inc.(a)	12,901	205,255
Sterling Infrastructure, Inc.(a)	351	294,615
Teekay Corp. Ltd.	33,739	337,390

VSE Corp.	1,396	$318,986
		3,200,488

Insurance - 4.1%
Mercury General Corp.	6,019	641,746
United Fire Group, Inc.	15,484	811,981
Universal Insurance Holdings Inc	25,434	1,051,950
		2,505,677

Materials - 8.1%
Agnico Eagle Mines Ltd.	1,974	306,227
Alamos Gold, Inc.	6,330	192,052
ArcelorMittal SA	6,559	394,983
Carpenter Technology Corp.	1,262	778,452
Century Aluminum Co.(a)	6,928	318,757
CVR Partners LP	5,650	629,862
DuPont de Nemours, Inc.(a)	1,285	174,297
Hudbay Minerals, Inc.	20,610	486,602
Idaho Strategic Resources Inc(a)	3,762	123,206
Kinross Gold Corp.	17,411	411,248
Newmont Corp.	2,261	211,177
Pan American Silver Corp.	4,148	185,789
Perpetua Resources Corp.(a)	3,905	81,068
Skeena Resources Ltd.(a)	13,078	348,659
Trekor Metals Ltd.(a)	34,577	237,890
		4,880,269

Media - 2.5%
Alphabet, Inc. - Class A	2,873	1,026,724
New York Times Co. - Class A	7,263	508,265
		1,534,989

Oil & Gas - 8.0%
Archrock, Inc.	5,366	218,450
DT Midstream, Inc.	3,714	544,992
Enerflex Ltd.	7,746	189,854
Eni SpA, ADR	6,795	318,414
Flotek Industries, Inc.(a)	11,653	274,079
Forum Energy Technologies, Inc.(a)	7,910	397,319
Imperial Oil Ltd.	1,407	157,612
National Energy Services Reunited Corp(a)	11,205	335,366
NGL Energy Partners LP(a)	29,180	464,837
Permian Basin Royalty Trust	8,441	211,363
SandRidge Energy, Inc.	16,177	221,625
Solaris Energy Infrastructure, Inc. - Class A	3,820	307,357
Targa Resources Corp.	718	192,525
TechnipFMC PLC	12,750	845,325
Vista Energy SAB de CV(a)	2,444	155,927
		4,835,045

Real Estate - 7.8%
CareTrust REIT, Inc. - REIT	11,976	$483,232
Diversified Healthcare Trust - REIT	132,863	1,235,626
Outfront Media, Inc. - REIT	34,581	1,132,874
Postal Realty Trust, Inc. - Class A - REIT	33,413	823,296
Welltower, Inc. - REIT	4,694	1,065,397
		4,740,425

Renewable Energy - 0.9%
Nextpower, Inc. - Class A(a)	2,940	350,271
REX American Resources Corp.(a)	4,819	217,578
		567,849

Retail & Wholesale - Discretionary - 0.8%
Figs, Inc. - Class A(a)	14,714	150,524
Ross Stores, Inc.	1,582	336,729
		487,253

Retail & Wholesale - Staples - 2.8%
Casey's General Stores, Inc.	1,280	1,017,331
G Willi-Food International Ltd.	13,374	445,354
United Natural Foods, Inc.(a)	4,746	216,750
		1,679,435

Software & Tech Services - 1.8%
Clear Secure, Inc. - Class A	11,361	633,149
DigitalOcean Holdings, Inc.(a)	1,968	309,035
Matrix IT Ltd.	5,927	150,350
		1,092,534

Tech Hardware & Semiconductors - 8.3%
Amtech Systems, Inc.(a)	8,472	195,534
AXT, Inc.(a)	1,038	74,819
BK Technologies Corp.(a)	5,875	505,132
Broadcom, Inc.	722	272,735
Celestica, Inc.(a)	423	154,310
Frequency Electronics, Inc.(a)	9,430	625,681
Gilat Satellite Networks Ltd.(a)	7,818	104,058
KLA Corp.	1,370	413,343
Lam Research Corp.	874	378,730
LightPath Technologies, Inc.(a)	15,028	245,708
Lumentum Holdings, Inc.(a)	278	238,541
Micron Technology, Inc.	329	379,761
Nokia Oyj, ADR	18,956	251,736
Seagate Technology Holdings PLC	316	304,940
Telefonaktiebolaget LM Ericsson - Class B, ADR	33,345	371,797
TTM Technologies, Inc.(a)	978	182,906
Vicor Corp.(a)	522	198,245
Vistance Networks, Inc.	8,139	104,016
		5,001,992

Telecommunications - 3.9%
AST SpaceMobile, Inc. - Class A(a)	3,844	$341,578
Millicom International Cellular SA	11,201	1,016,603
Telephone and Data Systems, Inc.	13,929	515,512
Viasat, Inc.(a)	2,233	200,546
Vodafone Group PLC, ADR	22,620	299,149
		2,373,388

Utilities - 6.5%
AXIA Energia, ADR	21,535	227,410
Companhia de Saneamento Basico do Estado de Sao Paulo, ADR	163,029	942,308
Ellomay Capital Ltd.(a)	3,341	63,262
Enlight Renewable Energy Ltd.(a)	9,245	822,990
Entergy Corp.	9,798	1,125,398
Kenon Holdings Ltd.	10,819	723,358
		3,904,726

TOTAL COMMON STOCKS (Cost $45,990,017)		60,692,342

WARRANTS - 0.0%(b)	Shares	Value
Media - 0.0%(b)
Opendoor Technologies, Inc., Series A, Expires 11/20/2026, Exercise Price $13.00(a)	387	109
Opendoor Technologies, Inc., Series K, Expires 11/20/2026, Exercise Price $9.00(a)	387	192
Opendoor Technologies, Inc., Series Z, Expires 11/20/2026, Exercise Price $17.00(a)	387	93
TOTAL WARRANTS (Cost $–)		394

SHORT-TERM INVESTMENTS - 21.2%
Money Market Funds - 21.2%	Shares	Value
First American Government Obligations Fund - Class X, 3.57%(c)	12,820,227	12,820,227

TOTAL SHORT-TERM INVESTMENTS (Cost $12,820,227)		12,820,227

TOTAL INVESTMENTS - 121.4% (Cost $58,810,244)		$73,512,963
Liabilities in Excess of Other Assets - (21.4)%		(12,965,248)
TOTAL NET ASSETS - 100.0%		$60,547,715

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Does not round to 0.1% or (0.1)%, as applicable.
(c)	The rate shown represents the 7-day annualized effective yield as of June 30, 2026.

Even Herd Long Short ETF
Schedule of Securities Sold Short
June 30, 2026 (Unaudited)
COMMON STOCKS - (28.3)%	Shares	Value
Banking - (1.7)%
Commerce Bancshares, Inc.	(7,710)	$(445,252)
HDFC Bank Ltd., ADR	(7,002)	(180,862)
Pinnacle Financial Partners, Inc.	(4,316)	(435,398)
		(1,061,512)

Consumer Discretionary Products - (1.4)%
Dream Finders Homes, Inc. - Class A	(16,034)	(276,747)
Ferrari NV	(472)	(175,721)
Mobileye Global, Inc. - Class A	(21,715)	(210,201)
Whirlpool Corp.	(4,995)	(196,903)
		(859,572)

Consumer Discretionary Services - (0.6)%
Flutter Entertainment PLC	(943)	(96,346)
Kura Sushi USA, Inc. - Class A	(2,353)	(135,439)
Six Flags Entertainment Corp	(5,544)	(118,087)
		(349,872)

Consumer Staple Products - (1.6)%
Clorox Co.	(1,331)	(127,031)
Conagra Brands, Inc.	(8,693)	(117,008)
Diageo PLC, ADR	(1,806)	(145,166)
National Beverage Corp.	(5,106)	(159,307)
Perrigo Co. PLC	(20,108)	(208,922)
Prestige Consumer Healthcare, Inc.	(2,820)	(133,302)
Vital Farms, Inc.	(5,864)	(68,198)
		(958,934)

Financial Services - (2.1)%
Brookfield Asset Management Ltd. - Class A	(4,084)	(183,168)
Coinbase Global, Inc. - Class A	(995)	(145,459)
Federal Agricultural Mortgage Corp. - Class C	(1,666)	(331,984)
StoneCo Ltd. - Class A	(35,030)	(379,725)
Walker & Dunlop, Inc.	(4,449)	(243,360)
		(1,283,696)

Health Care - (3.8)%
Amphastar Pharmaceuticals, Inc.	(6,753)	(136,276)
Azenta, Inc.	(9,388)	(239,582)
Baxter International, Inc.	(9,161)	(195,313)
Enovis Corp.	(5,042)	(104,369)
ICON PLC	(1,699)	(295,133)
Inspire Medical Systems, Inc.	(4,993)	(222,738)
QuidelOrtho Corp.	(14,989)	(262,532)
Sarepta Therapeutics, Inc.	(5,431)	(97,595)

Surgery Partners, Inc.	(7,511)	$(126,185)
Ultragenyx Pharmaceutical, Inc.	(11,652)	(389,060)
Xencor, Inc.	(15,402)	(247,972)
		(2,316,755)

Industrial Products - (2.3)%
Badger Meter, Inc.	(3,211)	(476,448)
Enerpac Tool Group Corp.	(4,733)	(169,725)
Gibraltar Industries, Inc.	(6,798)	(306,590)
Itron, Inc.	(1,931)	(167,090)
NuScale Power Corp. - Class A	(9,822)	(98,515)
Otis Worldwide Corp.	(2,112)	(151,219)
		(1,369,587)

Industrial Services - (2.6)%
ABM Industries, Inc.	(3,948)	(174,659)
AECOM	(1,985)	(138,553)
BrightView Holdings, Inc.	(14,346)	(203,283)
Distribution Solutions Group, Inc.	(8,939)	(244,482)
Exponent, Inc.	(5,638)	(331,289)
Tetra Tech, Inc.	(5,166)	(149,246)
WillScot Holdings Corp.	(10,583)	(305,425)
		(1,546,937)

Insurance - (1.5)%
AMERISAFE, Inc.	(5,401)	(182,716)
Corebridge Financial, Inc.	(7,307)	(209,199)
Equitable Holdings, Inc.	(4,524)	(198,513)
Kemper Corp.	(5,573)	(150,248)
RLI Corp.	(2,694)	(159,135)
		(899,811)

Materials - (1.0)%
Mosaic Co.	(12,463)	(264,091)
Owens Corning	(1,181)	(187,732)
Tecnoglass, Inc.	(3,270)	(153,068)
		(604,891)

Media - (1.1)%
MakeMyTrip Ltd.	(2,331)	(124,219)
Trump Media & Technology Group Corp.	(51,709)	(400,228)
Uber Technologies, Inc.	(2,380)	(171,741)
		(696,188)

Real Estate - (2.8)%
AGNT, Inc.	(28,451)	(153,920)
Alexandria Real Estate Equities, Inc. - REIT	(7,818)	(413,181)
American Homes 4 Rent - Class A - REIT	(6,127)	(205,377)
Douglas Emmett, Inc. - REIT	(14,263)	(168,303)
Highwoods Properties, Inc. - REIT	(10,028)	(302,445)
Rayonier, Inc. - REIT	(7,853)	(167,112)

Rexford Industrial Realty, Inc. - REIT	(8,134)	$(272,489)
		(1,682,827)

Retail & Wholesale - Discretionary - (2.5)%
Asbury Automotive Group, Inc.	(844)	(169,712)
Bath & Body Works, Inc.	(9,823)	(227,206)
Builders FirstSource, Inc.	(3,438)	(307,632)
Floor & Decor Holdings, Inc. - Class A	(4,340)	(257,622)
Lululemon Athletica, Inc.	(1,436)	(163,963)
Pool Corp.	(1,222)	(262,608)
Tractor Supply Co.	(3,699)	(116,925)
		(1,505,668)

Software & Tech Services - (1.3)%
Appfolio, Inc. - Class A	(925)	(148,324)
Insight Enterprises, Inc.	(1,041)	(126,794)
KBR, Inc.	(4,729)	(163,292)
Strategy, Inc. - Class A	(3,866)	(336,071)
		(774,481)

Tech Hardware & Semiconductors - (1.0)%
HP, Inc.	(3,652)	(80,125)
Universal Display Corp.	(3,748)	(324,539)
Zebra Technologies, Corp. - Class A	(697)	(183,492)
		(588,156)

Telecommunications - (1.0)%
Cogent Communications Holdings, Inc.	(25,401)	(352,566)
Telus Corp.	(26,039)	(275,232)
		(627,798)

TOTAL COMMON STOCKS (Proceeds ($18,490,816))		(17,126,685)

TOTAL SECURITIES SOLD SHORT - (28.3)% (Proceeds $18,490,816)		$(17,126,685)

Percentages are stated as a percent of net assets.